TAXATION (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2030	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2017	Dec. 31, 2022 CNY (¥)
TAXATION
Federal corporate income tax rate					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Carrying amount of credit assets					¥ 897,000	$ 128.0
Sale consideraion amount					839,000	$ 120.0
Deferred tax liabilities related to the cumulative undistributed earnings					0		¥ 0
Utilization and reversal of valuation allowances					211,972		53,288		¥ 108,592
Valuation allowance					1,328,577		1,047,994		357,198			¥ 243,141
Additional income tax deduction					¥ 129,225		¥ 125,000		¥ 184,000
Minimum
TAXATION
Federal corporate income tax rate					15.00%	15.00%
JAPAN
TAXATION
Federal corporate income tax rate					37.60%	37.60%
SWITZERLAND
TAXATION
Federal corporate income tax rate					12.00%	12.00%	12.00%	12.00%	10.00%	10.00%
GERMANY
TAXATION
Federal corporate income tax rate					27.40%	27.40%
ITALY
TAXATION
Federal corporate income tax rate					27.90%	27.90%
China
TAXATION
Federal corporate income tax rate	25.00%
Dividend distribution withholding tax					10.00%	10.00%
Statutory reserves					¥ 7,401,000		¥ 10,330,000		¥ 11,866,000
Deferred tax liability reinvested earnings					¥ 370,000		516,000		593,000
China | High and New Technology Enterprise
TAXATION
Federal corporate income tax rate					15.00%	15.00%
China | Forecast | Enterprise in the Encouraged Industry
TAXATION
Federal corporate income tax rate		15.00%
China | Forecast | High and New Technology Enterprise
TAXATION
Federal corporate income tax rate				15.00%
Reduced statutory rate			15.00%
HONG KONG
TAXATION
Federal corporate income tax rate					16.50%	16.50%
Dividend distribution withholding tax					5.00%	5.00%
HONG KONG | Minimum
TAXATION
Federal corporate income tax rate					25.00%	25.00%
Denmark
TAXATION
Federal corporate income tax rate					22.00%	22.00%
USA
TAXATION
Federal corporate income tax rate											21.00%
Tax credit					¥ 1,018,000	$ 146.0	180,000	$ 25.0	35,000	$ 5.0
Current income tax expenses					97,000		67,000		13,000
Deferred tax asset					¥ 159,000		¥ 135,000		¥ 58,000
USA | Minimum
TAXATION
Federal corporate income tax rate											1.00%
USA | Maximum
TAXATION
Federal corporate income tax rate											12.00%
CANADA
TAXATION
Federal corporate income tax rate					15.00%	15.00%
State/Province tax rate					12.00%	12.00%
AUSTRALIA
TAXATION
Federal corporate income tax rate					30.00%	30.00%
BRAZIL
TAXATION
Federal corporate income tax rate					34.00%	34.00%
MEXICO
TAXATION
Federal corporate income tax rate					30.00%	30.00%
MALAYSIA
TAXATION
Federal corporate income tax rate					24.00%	24.00%			7.00%	7.00%
Income tax holiday, description					a five-year 70% tax exemption	a five-year 70% tax exemption
Preferential Income Tax Rate							24.00%	24.00%
MALAYSIA | Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko")
TAXATION
Income tax holiday, description							tax exemption	tax exemption
ARGENTINA
TAXATION
Federal corporate income tax rate					15.00%	15.00%
KOREA
TAXATION
Federal corporate income tax rate					10.00%	10.00%	10.00%	10.00%	23.10%	23.10%
Vietnam
TAXATION
Federal corporate income tax rate							0.00%	0.00%
Income tax holiday, description					100% tax exemption for 4 years	100% tax exemption for 4 years